Document and Entity Information	9 Months Ended
Sep. 30, 2010
Document - Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	2010-09-30
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3
Trading Symbol	teva
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Entity Central Index Key	0000818686
Current Fiscal Year End Date	--12-31

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 4,250	$ 3,550	$ 11,703	$ 10,097
Cost of sales	1,783	1,622	5,102	4,829
Gross profit	2,467	1,928	6,601	5,268
Research and development expenses	239	195	663	583
Selling and marketing expenses	751	671	2,147	1,924
General and administrative expenses	236	212	607	605
Legal settlements, acquisition and restructuring expenses and impairment	53	97	78	163
Purchase of research and development in process	0	0	9	0
Operating income	1,188	753	3,097	1,993
Financial expenses - net	3	52	178	176
Income before income taxes	1,185	701	2,919	1,817
Provision for income taxes	133	49	336	172
Income before minority interest earnings and equity investments	1,052	652	2,583	1,645
Share in losses of associated companies - net	0	2	17	21
Net income	1,052	650	2,566	1,624
Net income attributable to non-controlling interests	2	1	6	3
Net income attributable to Teva	$ 1,050	$ 649	$ 2,560	$ 1,621
Earnings per share attributable to Teva:
Basic	$ 1.17	$ 0.73	$ 2.86	$ 1.87
Diluted	$ 1.15	$ 0.72	$ 2.82	$ 1.81
Weighted average number of shares (in millions):
Basic	899	884	895	867
Diluted	921	915	921	896

CONSOLIDATED BALANCE SHEETS(USD ( $)) In Millions	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,995	$ 935
Short-term investments	253	21
Accounts receivable	5,019	5,228
Inventories	3,332	3,862
Deferred taxes and other current assets	1,542	1,813
Total current assets	12,141	11,859
Long-term investments and receivables	534	680
Deferred taxes, deferred charges and other assets	642	819
Property, plant and equipment, net	3,766	4,228
Identifiable intangible assets, net	4,053	5,881
Goodwill	12,674	15,569
Total assets	33,810	39,036
Current liabilities:
Short-term debt and current maturities of long term liabilities	659	1,076
Convertible senior debentures-short term	642	1,332
Sales reserves and allowances	2,942	3,348
Accounts payable and accruals	2,680	2,514
Other current liabilities	679	1,053
Total current liabilities	7,602	9,323
Long-term liabilities:
Deferred income taxes	1,741	2,330
Other taxes and long term payables	727	738
Employee related obligations	170	199
Senior notes and loans	3,494	4,726
Convertible senior debentures - long term	817	14
Total long term liabilities	6,949	8,007
Contingencies, see note 14
Total liabilities	14,551	17,330
Teva shareholders' equity:
Ordinary shares as of September 30, 2010 and December 31, 2009: authorized 2,500 million shares and 1,500 million shares, respectively; issued and outstanding 936 million shares and 923 million shares, respectively	49	49
Additional paid-in capital	12,880	13,178
Retained earnings	6,662	8,726
Accumulated other comprehensive income	555	639
Treasury shares as of September 30, 2010 and December 31, 2009 - 38 million ordinary shares	(924)	(924)
Stockholders' equity attributable to parent	19,222	21,668
Non-controlling interests	37	38
Total equity	19,259	21,706
Total liabilities and equity	$ 33,810	$ 39,036

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions	Sep. 30, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	1,500
Ordinary shares, issued	936	923
Ordinary shares, outstanding	936	923
Treasury, shares	38	38

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Operating activities:
Net income	$ 2,566	$ 1,624
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	727	668
Decrease (increase) in working capital items	(274)	175
Deferred income taxes-net and uncertain tax positions	(79)	(131)
Purchase of research and development in process	9	0
Stock-based compensation	59	41
Impairment of assets	30	39
Other items-net	(4)	0
Net cash provided by operating activities	3,034	2,416
Investing activities:
Acquisitions, net of cash acquired of $218 million	(4,962)	0
Purchase of property, plant and equipment	(476)	(507)
Proceeds from realization of investments	598	148
Purchase of investments and other assets	(415)	(274)
Other items-net	16	(20)
Net cash used in investing activities	(5,239)	(653)
Financing activities:
Proceeds from senior notes, net of issuance costs of $6 million	2,492	0
Repayment of short term loans in connection with the acquisition of Barr	0	(1,750)
Net increase (decrease) in other short-term credit	971	(150)
Dividends paid	(496)	(387)
Proceeds from exercise of options by employees	137	123
Proceeds from long-term loans and other long-term liabilities received	44	305
Conversion of convertible debentures	(45)	0
Repayment of long-term loans and other long-term liabilities	(1,968)	(206)
Excess tax benefit on options exercised	11	13
Net cash provided by (used in) financing activities	1,146	(2,052)
Translation adjustment on cash and cash equivalents	(1)	33
Net decrease in cash and cash equivalents	(1,060)	(256)
Balance of cash and cash equivalents at beginning of period	1,995	1,854
Balance of cash and cash equivalents at end of period	$ 935	$ 1,598

CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions	9 Months Ended
Sep. 30, 2010
Statement of Cash Flows
Principal amount of convertible senior debentures	$ 90
Debt conversion instrument shares issued converted	2.8
Issuance cost, senior notes	6
Cash acquired from acquisitions	$ 218

Basis of presentation	9 Months Ended
Sep. 30, 2010
Basis of presentation
Basis of presentation

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Teva Pharmaceutical Industries Limited ("Teva" or the "Company"). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2009, as filed with the Securities and Exchange Commission. The results of operations for the nine months ended September 30, 2010 are not necessarily indicative of results that could be expected for the entire fiscal year.

Certain transactions	9 Months Ended
Sep. 30, 2010
Certain transactions
Certain transactions

NOTE 2 – Certain transactions:

a. Ratiopharm acquisition

On August 10, 2010, Teva acquired the total shareholdings and control of Merckle ratiopharm Group ("ratiopharm"), a global pharmaceutical company that operates in more than 20 countries, for a total cash consideration of  $5.2 billion. This transaction was accounted for as a business combination. Ratiopharm's results of operations were included in Teva's consolidated financial statements commencing August 2010.

The cash consideration was financed through Teva's internal resources, the issuance of senior notes (see note 3) and credit lines, including credit agreements for an aggregate amount of  $1.5 billion, of which  $500 million had been repaid through September 30, 2010.

With the closing of the acquisition, Teva is now the leading generic company in Europe, with the number two position in Germany and leading market positions in other key European markets. The goodwill arising from the acquisition consists primarily of vertical integration between Teva's API activities and ratiopharm's finished dose manufacturing, synergies and economies of scale.

The table below summarizes the preliminary estimates of the fair value of assets acquired and liabilities assumed and resulting goodwill. These preliminary estimates are subject to revision, which may result in significant adjustments to the preliminary values presented below, when the appraisals are finalized. However, such adjustments are not expected to significantly change the pro-forma information included below.

The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the fair values of intangible assets acquired and liabilities assumed, income taxes and resulting goodwill. We expect to obtain information to assist us in determining the fair value of the net assets acquired at the acquisition date during the measurement period.

U.S. $
in millions
Current assets	$1,242
Investment and non-current assets	68
Property, plant and equipment	369
Identifiable intangible assets:
Existing product rights	1,544
Existing trade name	168
Research and development in-process	458
Goodwill	2,804

Total assets acquired	6,653

Current liabilities	863
Long-term liabilities, including deferred taxes	610

Total liabilities assumed	1,473

Net assets acquired	$5,180

Cost of investment—paid	$5,180

Below are certain pro forma combined statement of income data for the nine months ended September 30, 2010 and 2009, as if the acquisition of ratiopharm had occurred on January 1, 2010 and 2009, respectively, after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) estimated additional interest expense due to: (i) borrowings under the one year credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) add-back of interest income on Teva's cash and cash equivalents and marketable securities used as cash consideration in the acquisition; and (iv) add-back of financial expenses of  $102 million resulting from the hedging of the euro denominated purchase price for the acquisition; and (c) elimination of intercompany sales.

This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010 and 2009, respectively, nor is it necessarily indicative of future results.

	Nine months ended September 30,
	2010	2009
	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net sales	$12,978	$11,714

Net income attributable to Teva	$2,636	$1,554

Earnings per share:
Basic	$2.94	$1.79

Diluted	$2.90	$1.74

b. Termination of agreement

Under agreements entered into by Teva and Sanofi-Aventis, the sale and distribution, in North America, Europe and certain other countries, of Copaxone®, an innovative product of the Company for the treatment of multiple sclerosis, had been carried out by Sanofi-Aventis.

On April 1, 2008, Teva took over the U.S. and Canadian distribution of Copaxone®. Under the terms of the agreements, Sanofi- Aventis was entitled to payment by Teva of previously agreed-upon termination consideration of 25% of the in-market sales of Copaxone® in the U.S. and Canada for an additional two-year period, which ended on April 1, 2010.

c. Subsequent event—Acquisition of Laboratoire Théramex

On October 28, 2010, we entered into a definitive agreement to acquire Laboratoire Théramex from Merck Serono, for approximately €265 million in cash (approximately  $367 million) and certain performance-based milestone payments.

Théramex offers a wide variety of women's health products and had revenues of approximately €94 million in 2009, more than two-thirds of which were derived from sales in France and Italy. The planned acquisition is expected to expand our women's health business into important growth markets in Europe and the rest of the world.

Subject to regulatory approval, the transaction is expected to close towards the end of this year or in early 2011.

Issuance of senior notes	9 Months Ended
Sep. 30, 2010
Issuance of senior notes
Issuance of senior notes

NOTE 3 – Issuance of senior notes:

In June 2010, subsidiaries of the Company issued an aggregate of  $2.5 billion principal amount of senior notes as described in the table below. All such notes are guaranteed by Teva.

Issuer	Annual interest rate	Principal amount issued	Due
	%	(U.S. $ in millions)
Teva Pharmaceutical Finance III, LLC	LIBOR plus 0.40	$500	December 2011

Teva Pharmaceutical Finance III, LLC *	1.5	$1,000	June 2012

Teva Pharmaceutical Finance II, B.V. *	3	$1,000	June 2015

*	In June 2010, the Company entered into two interest rate swap agreements with respect to its $1 billion principal amount of 1.50% senior notes due 2012 and to its $1 billion principal amount of 3.00% senior notes due 2015 (see note 11).

Inventories	9 Months Ended
Sep. 30, 2010
Inventories
Inventories

NOTE 4 – Inventories:

Inventories consisted of the following:

	September 30, 2010	December 31, 2009
	U.S. $ in millions
	Unaudited	Audited
Raw and packaging materials	$1,199	$1,072
Products in process	591	522
Finished products	1,983	1,658

	3,773	3,252
Materials in transit and payments on account	89	80

	$3,862	$3,332

Convertible senior debentures	9 Months Ended
Sep. 30, 2010
Convertible senior debentures
Convertible senior debentures

NOTE 5 – Convertible senior debentures:

During the nine months ended September 30, 2010, convertible senior debentures were converted as follows:

	Nine months ended September 30, 2010
	Principal amount converted	Number of shares converted into
	(U.S. $ in millions)	(In millions)
0.5% convertible senior debentures due 2024	$34	0.9
0.25% convertible senior debentures due 2024	56	1.7
0.25% convertible senior debentures due 2026	45	0.2

	$135	2.8

The balances under convertible senior debentures classified as short-term and long-term were as follows:

	Balance under convertible senior debentures—long term		Balance under convertible senior debentures—short term
	September 30, 2010	December 31, 2009	September 30, 2010	December 31, 2009
	U.S. $ in millions		U.S. $ in millions
	Unaudited	Audited	Unaudited	Audited
0.5% convertible senior debentures due 2024	$3	$37	$0	$0
0.25% convertible senior debentures due 2024	11	0	0	67
0.25% convertible senior debentures due 2026	0	0	530	575
1.75% convertible senior debentures due 2026	0	780	802	0

	$14	$817	$1,332	$642

Earnings per share	9 Months Ended
Sep. 30, 2010
Earnings per share
Earnings per share

NOTE 6 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three months and nine months ended September 30, 2010 and 2009, respectively, basic earnings per share was adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units ("RSUs") granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the "if-converted" method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

In computing diluted earnings per share for the nine months ended September 30, 2009, no account was taken of the potential dilution of the convertible senior debentures, amounting to 16 million weighted average shares, since they had an anti-dilutive effect on earnings per share.

The net income and the weighted average number of shares used in the computation of basic and diluted earnings per share for the three and nine months ended September 30, 2010 and 2009 are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009
	(in millions)
Net income attributable to Teva	$1,050	$649	$2,560	$1,621
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	11	10	33	1

Net income used for the computation of diluted earnings per share	$1,061	$659	$2,593	$1,622

Weighted average number of shares used in the computation of basic earnings per share	899	884	895	867
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	4	8	6	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	18	23	20	21

Weighted average number of shares used in the computation of diluted earnings per share	921	915	921	896

Revenue recognition	9 Months Ended
Sep. 30, 2010
Revenue recognition
Revenue recognition

NOTE 7 – Revenue recognition:

Revenue is recognized when title to, and risk and reward for, a given product are transferred to the customer, with provisions for estimated chargebacks, returns, rebates, discounts and shelf stock adjustments established concurrently with the recognition of revenue, and deducted from sales.

Provisions for chargebacks, returns, rebates and other promotional items are included in "Sales reserves and allowances" under "Current liabilities." Provisions for doubtful debts and prompt payment discounts are netted against "Accounts receivable."

The provision calculations are based on historical experience and specific terms in individual agreements. Chargebacks are the single largest component of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Shelf-stock adjustments are granted to customers based on existing inventory of a customer following actual or anticipated decreases in the invoice or contract price of the related product. Where there is historical experience of customer returns, Teva records a reserve for estimated sales returns by applying that experience to the amounts invoiced, taking into account the amount of returned products to be destroyed compared to product that can be placed back in inventory for resale.

Comprehensive income	9 Months Ended
Sep. 30, 2010
Comprehensive income
Comprehensive income

NOTE 8 – Comprehensive income:

Comprehensive income is as follows:

	Three months ended September 30,		Nine months ended September 30,
	U.S. $ in millions
	2010	2009	2010	2009
Net income	$1,052	$650	$2,566	$1,624
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(3)	4	26	(3)
Unrealized loss on derivative financial instruments	(85)	0	(78)	0
Realization and reclassification adjustment on available for sales securities, net of tax	2	(3)	(24)	(10)
Currency translation adjustment, net of tax	1,500	689	156	603

Total comprehensive income	2,466	1,340	2,646	2,214
Comprehensive loss (income) attributable to the non-controlling interests	2	(4)	(2)	(6)

Comprehensive income attributable to Teva	$2,468	$1,336	$2,644	$2,208

Entity-wide disclosures	9 Months Ended
Sep. 30, 2010
Entity-wide disclosures
Entity-wide disclosures

NOTE 9 – Entity-wide disclosures:

Net sales by geographic area were as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	U.S. $ in millions
	2010	2009	2010	2009
North America	$2,724	$2,228	$7,500	$6,261
Europe	1,001	830	2,624	2,346
International markets	525	492	1,579	1,490

	$4,250	$3,550	$11,703	$10,097

Fair value measurement	9 Months Ended
Sep. 30, 2010
Fair value measurement
Fair value measurement

NOTE 10 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of September 30, 2010 and December 31, 2009 are classified in the tables below in one of the three categories described above:

	September 30, 2010 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$166	$0	$0	$166
Cash deposits and other	769	0	0	769
Marketable securities*:
Auction rate securities	0	0	68	68
Collateral debt obligations	11	0	1	12
Equity securities	103	0	0	103
Structured investment vehicles	0	83	0	83
Other	10	0	0	10
Derivatives **:
Liability derivatives—mainly options and forward contracts	0	(13)	0	(13)
Interest rate and cross-currency swaps (liabilities)	0	(143)	0	(143)
Interest rate swaps (assets)	0	62	0	62
Asset derivatives—mainly options and forward contracts	0	81	0	81

Total	$1,059	$70	$69	$1,198

	December 31, 2009 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$512	$0	$0	$512
Cash deposits and other	1,483	0	0	1,483
Marketable securities*:
Auction rate securities	0	0	75	75
Collateral debt obligations	13	0	1	14
Equity securities	104	0	0	104
Structured investment vehicles	0	37	0	37
Other—mainly debt securities	240	0	0	240
Derivatives—net**	0	(11)	0	(11)

Total	$2,352	$26	$76	$2,454

*	Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.
**	Derivatives primarily represent foreign currency and option contracts and interest rate swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2010	2009
	U.S. $ in millions
Carrying value as of January 1	$76	$98
Amount realized	0	(8)
Net change to fair value:
Loss included in other comprehensive income (loss)	(7)	(25)

Carrying value as of September 30,	$69	$65

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables is usually identical or close to their carrying value. The fair value of long-term bank loans and senior notes also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The fair value of the senior notes, convertible senior debentures and interest rate swap agreements included under long-term liabilities amounted to  $4,496 million and  $2,150 million at September 30, 2010, and December 31, 2009, respectively, based on quoted market values and prevailing market rates. The fair value of interest rate swap agreements included under long term investments and receivables amounted to  $62 million and  $10 million at September 30, 2010 and December 31, 2009, respectively.

The fair values and the carrying amounts of derivatives and convertible senior debentures with an earliest date of redemption within 12 months are assets of  $81 million and  $20 million (derivatives) and liabilities of  $1,297 million and  $771 million (convertible senior debentures and derivatives) at September 30, 2010, and December 31, 2009, respectively. The fair value of derivatives generally reflects the estimated amounts that Teva would receive or pay to terminate the contracts at the reporting dates.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. On April 1, 2009, the Company adopted an accounting pronouncement that changes the method for determining whether another-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2009, as well as at September 30, 2010, the credit loss was  $293 million.

In January 2010, the FASB updated its guidance regarding fair value measurements disclosures. More specifically, this update requires (a) an entity to disclose separately the amounts of significant transfers in and out of Levels 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances and settlements to be presented separately (i.e. the activity is to be presented on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This update clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value, and requires disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs. As applicable to Teva, this guidance is effective as of January 1, 2010, except for the gross presentation of the Level 3 roll forward information, which is required beginning January 1, 2011. As applicable to Teva, the adoption of the new guidance did not have a material impact on its consolidated financial statements.

Derivative instruments and hedging activities	9 Months Ended
Sep. 30, 2010
Derivative instruments and hedging activities
Derivative instruments and hedging activities

NOTE 11 – Derivative instruments and hedging activities:

a. Interest rate and cross-currency swaps

During the second quarter of 2010, the Company entered into swap agreements with respect to its  $1 billion principal amount of 1.50% senior notes due 2012 and its  $1 billion principal amount of 3.00% senior notes due 2015.

The purpose of the interest rate swap agreement with respect to the 2012 senior notes was to change the interest rate from fixed to floating rate. As a result of this agreement, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.41% on the  $1 billion principal amount, as compared to the stated 1.50% fixed rate.

The purpose of the interest rate and cross-currency swap agreement with respect to the 2015 senior notes was to convert the notes' denomination from dollars to euros. As a result of this agreement, Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

The above transactions qualify for hedge accounting.

b. Derivative instrument disclosure

The fair value of derivative instruments consists of:

1.	Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments. These are reported under long-term investments and receivables, and the fair value amounted to $62 million and $10 million at September 30, 2010 and December 31, 2009, respectively.

2.	Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under deferred taxes and other current assets, and the fair value amounted to $81 million and $20 million at September 30, 2010 and December 31, 2009, respectively.

3.	Liability derivatives, comprising interest rate swap agreements, designated as hedging instruments. These are reported under senior notes and loans, and the fair value amounted to $143 million and $10 million at September 30, 2010 and December 31, 2009, respectively.

4.	Liability derivatives, comprising foreign exchange contracts, not designated as hedging instruments for accounting purposes. These are reported under accounts payable, and the fair value amounted to $13 million and $31 million at September 30, 2010 and December 31, 2009, respectively.

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of  $14 million and  $27 million were recognized under financial expenses—net for the nine months ended September 30, 2010 and 2009, respectively, and a gain of  $104 million and a gain of  $43 million were recognized under financial expenses-net for the three months ended September 30, 2010 and 2009, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of  $14 million and  $6 million were recognized under financial expenses—net for the nine months and three months ended September 30, 2010, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

c. Derivative instruments in connection with the ratiopharm acquisition

In anticipation of the closing of the ratiopharm acquisition, the Company entered into derivative transactions, which include forward and option contracts, in the amount of €1.5 billion, in order to partially hedge the euro-denominated acquisition commitment of €3.6 billion. As these transactions did not qualify for hedge accounting, the change in fair value of these transactions was recognized under finance expenses—net, resulting in a loss of  $102 million and a gain of  $45 million for the nine months and the three months ended September 30, 2010, respectively.

Recently adopted and issued accounting pronouncements	9 Months Ended
Sep. 30, 2010
Recently adopted and issued accounting pronouncements
Recently adopted and issued accounting pronouncements

NOTE 12 – Recently adopted and issued accounting pronouncements:

a. Recently adopted accounting pronouncements:

In June 2009, the FASB updated accounting guidance relating to variable interest entities. As applicable to Teva, this guidance was effective commencing January 1, 2010. The adoption of the new guidance did not have a material impact on the consolidated financial statements.

b. Recently issued accounting pronouncements:

In October 2009, the FASB issued amendments to the accounting and disclosure for revenue recognition. These amendments, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), modify the criteria for recognizing revenue in multiple element arrangements and require companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. Additionally, the amendments eliminate the residual method for allocating arrangement considerations. Teva believes that the adoption will not have a material impact on its consolidated financial statements.

In April 2010, the FASB issued an amendment to the accounting and disclosure for revenue recognition—milestone method. This amendment, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. Teva believes that the adoption will not have a material impact on its consolidated financial statements.

Legal settlements, acquisition and restructuring expenses and impairment	9 Months Ended
Sep. 30, 2010
Legal settlements, acquisition and restructuring expenses and impairment
Legal settlements, acquisition and restructuring expenses and impairment

NOTE 13 – Legal settlements, acquisition and restructuring expenses and impairment:

Legal settlements, acquisition and restructuring expenses and impairment consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
	U.S. $ in millions
	2010	2009	2010	2009
Legal settlements	$(1)	$13	$(7)	$55
Acquisition expenses	6	0	21	0
Restructuring expenses	21	47	34	69
Impairment of long-lived assets	27	37	30	39

Total	$53	$97	$78	$163

Contingencies	9 Months Ended
Sep. 30, 2010
Contingencies
Contingencies

NOTE 14 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to legal claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes it has meritorious defenses to the actions to which it is a party and vigorously pursues the defense of each such action, including those described below. Based upon the status of these cases, management's assessment of the likelihood of damages, the potential exposure involved relative to insurance coverage, and the advice of counsel, no provision has been made in Teva's financial statements for any of such actions except as otherwise noted below. Furthermore, based on currently available information, Teva believes that none of the proceedings described below is likely to have a material adverse effect on its financial condition; however, if one or more of such proceedings were to result in judgments against Teva, such judgments could be material to its results of operations in a given period.

From time to time, Teva seeks to develop generic products for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generic products prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended by the Medicare Prescription Drug Improvement and Modernization Act of 2003. To the extent that it seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic product even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva. Although Teva currently has insurance coverage for certain types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or be ultimately found to relate to damages that are not covered by Teva's policy. Except as described below, Teva does not have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such patent infringement cases. However, if Teva were to be required to pay damages in any such case, courts would generally calculate the amount of any such damages based on a reasonable royalty or lost profits of the patentee. If damages were based on a reasonable royalty, the amount would be related to a percentage of the sales of Teva's generic product. If damages were determined based on lost profits, the amount would be related to the sales of the branded product. In addition, the launch of an authorized generic and other generic competition may be relevant to the damages estimation. Although the legislation concerning generic pharmaceuticals, as well as the patent law, is different in countries other than the United States where Teva does business, from time to time Teva is also involved in litigation regarding corresponding patents in those countries.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available products continues to expand, the number of product liability claims asserted against Teva has increased. Teva believes that it maintains product liability insurance coverage in amounts and with terms that are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceutical products that are not covered by insurance and accordingly may be subject to claims that are not covered by insurance as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims.

Intellectual Property Matters

In 1992, Teva Canada Limited ("Teva Canada," which was then known as Novopharm Limited) commenced sales of zidovudine or azidothymidine ("AZT"), which is a generic version of Retrovir®. Teva Canada ceased sales of AZT in December 2002, when the Supreme Court of Canada upheld the patent as valid and infringed. Although the patent subsequently expired in March 2006, Teva Canada has not resumed sales of AZT. A provision for this matter has been included in the financial statements. The trial to quantify damages is currently scheduled to begin on May 30, 2011.

In October 2004, Alpharma and Teva launched their 100 mg, 300 mg and 400 mg gabapentin capsule products and, in December 2004, Alpharma and Teva launched their 600 mg and 800 mg gabapentin tablet products. Gabapentin capsules and tablets are the AB-rated generic versions of Pfizer's anticonvulsant Neurontin® capsules and tablets, which had annual sales of approximately  $2.7 billion for the twelve months ended September 2004, based on IMS data. Teva's subsidiary IVAX Pharmaceuticals, Inc. ("IVAX") also launched its non-AB rated tablets in August 2004 and its AB-rated capsules and tablets in March and April 2005, respectively. In August 2005, the United States District Court for the District of New Jersey granted summary judgment in favor of Teva, Alpharma and IVAX. On September 21, 2007, the Court of Appeals for the Federal Circuit (the "Federal Circuit") reversed the summary judgment decision and remanded the case for further proceedings. A trial has not been scheduled. The patent at issue expires in 2017. Were Pfizer ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to sales of its gabapentin products and be enjoined from selling its gabapentin products until patent expiry. Pursuant to the terms of the agreement with Alpharma, were Pfizer to be successful in its allegation of patent infringement against Alpharma, Teva may also be required to indemnify Alpharma against damages related to a portion of the sales of Alpharma's gabapentin products.

In May 2007, Teva commenced sales of its 300 mg cefdinir capsule product and 125 mg/5 ml and 250 mg/5 ml cefdinir powder for oral suspension products. Cefdinir capsules and cefdinir for oral suspension are the AB-rated generic versions of Abbott's antibiotic Omnicef®, which had annual sales of approximately  $860 million for the twelve months ended December 2006, based on IMS data. Teva is in litigation with Abbott in the United States District Court for the Northern District of Illinois with respect to a polymorph patent that expires in 2011. In May 2007, the District Court denied Abbott's motion for a preliminary injunction, finding that Abbott was not likely to prevail on the merits as to Teva's noninfringement defense, based on the record before the Court. In May 2009, the Federal Circuit affirmed the District Court's denial of the preliminary injunction. On January 11, 2010, the United States Supreme Court denied Abbott's petition for certiorari. The case was remanded to the District Court, and has now been settled under terms that are confidential.

In May 2007, Teva commenced sales of its 2.5mg/10mg, 5mg/10mg, 5mg/20mg, and 10mg/20mg amlodipine besylate/benazepril capsules. Amlodipine besylate/benazepril capsules are the AB-rated generic versions of Novartis' Lotrel®, which had annual sales of approximately  $1.4 billion for the twelve months ended March 2007, based on IMS data. In June 2007, the United States District Court for the District of New Jersey denied Novartis' motion for a preliminary injunction, finding that Novartis was not likely to succeed on its allegations of infringement. The patent at issue expires in 2017. A trial date has not been scheduled. Were Novartis ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages related to sales of its amlodipine besylate/benazepril capsules and be enjoined from selling those products until patent expiry.

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately  $180 million for the twelve months ended May 2007, based on IMS data. In June 2007, the Federal Court of Canada denied Lilly's request to prohibit the Minister of Health from issuing Teva Canada's final regulatory approval. Shortly after the launch by Teva Canada, Lilly filed an action for patent infringement. In October 2009, the patent at issue, which was otherwise set to expire on April 24, 2011, was held to be invalid. On July 21, 2010, the Court of Appeal set aside the judgment of the Federal Court, with two grounds of invalidity being sent back to the Federal Court for reconsideration in accordance with the Court of Appeal's instructions. Were Lilly ultimately to be successful with regard to these invalidity issues, Teva Canada could be required to pay damages related to its sales of olanzapine tablets and be enjoined from selling those products until patent expiry.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately  $2.5 billion for the twelve months ended September 2007, based on IMS data. In September 2007, the United States District Court for the District of New Jersey denied Wyeth/Altana's motion for a preliminary injunction, finding that Wyeth/Altana was not likely to prevail on the merits as to Teva's invalidity defense on the compound patent, based on the record before the Court. In May 2009, the Federal Circuit affirmed the District Court's denial of the preliminary injunction. The patent at issue expired on July 19, 2010, and the innovator has been granted pediatric exclusivity, which expires on January 19, 2011. On April 23, 2010, the jury returned a verdict finding that the patent is not invalid. On July 16, 2010, the Court denied Teva's motion to overturn the verdict. Based on the fact that Teva has defenses remaining at the trial level, including patent misuse, the Court also denied Wyeth/Altana's request that Teva's final approval date be reset to January 2011. A ruling for Teva on the patent misuse claim may render the patent unenforceable. The parties are in discovery on the remaining patent and damages issues. In addition, Teva believes that it has substantial grounds for appeal of the Court's decision on invalidity and intends to pursue its appeals vigorously. Teva does not believe that an award of damages in this matter is probable. In addition, in light of the rulings prior to Teva's launch denying a preliminary injunction to Wyeth/Altana, Teva believes that the likelihood of treble damages is remote. Were Wyeth/Altana ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to the sale of its pantoprazole sodium tablets and be enjoined from further selling those products until patent expiry.

In May 2010, Teva commenced sales of its drospirenone and ethinyl estradiol tablets under the name GianviTM. GianviTM tablets are the generic version of Bayer's Yaz® tablets, which had sales of approximately  $782 million for the twelve months ended December 31, 2009, based on IMS data. On June 1, 2010, Teva filed suit against Bayer in the Southern District of New York, seeking declaratory judgment of invalidity and non-infringement of three Orange Book patents that expire on June 30, 2014. On June 7, 2010, Bayer filed suit against Teva in the United States District Court for the District of Nevada alleging infringement of the same three patents. Teva has filed a motion to transfer the Nevada action to New York, where its declaratory judgment action is pending. Were Bayer ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to the sale of its GianviTM tablets and be enjoined from further selling those products until patent expiry. A provision for this matter has been included in the financial statements.

In July 2008, Teva learned that Sandoz Inc., the U.S. generic drug division of Novartis AG, in conjunction with Momenta Pharmaceuticals, Inc., had filed an ANDA with the FDA for a generic version of Copaxone® (glatiramer acetate) containing Paragraph IV certifications to each of the patents that Teva has listed in the FDA's Orange Book for the product. On August 28, 2008, Teva filed a complaint against Sandoz, Inc., Sandoz International GmbH, Novartis AG and Momenta Pharmaceuticals, Inc. in the United States District Court for the Southern District of New York, alleging infringement of four Orange Book patents. The patents, which expire on May 24, 2014, cover the chemical composition of Copaxone®, pharmaceutical compositions containing it and methods of using it. The lawsuit triggered a stay of any FDA approval of the Sandoz ANDA until the earlier of the expiration of a period of 30 months or a district court decision in Sandoz' favor. Sandoz, Inc. and Momenta Pharmaceuticals Inc. filed their answers to Teva's complaint in November 2008, asserting several affirmative defenses to Teva's patent infringement claims, including non-infringement, invalidity and unenforceability of the asserted Orange Book patents. The answers also seek declaratory judgments of non-infringement, invalidity and unenforceability with respect to three unasserted Orange Book patents and two non-Orange Book patents. In December 2008, Sandoz International GmbH and Novartis AG brought a motion to dismiss Teva's patent claims on personal jurisdiction grounds, which is still pending. In December 2009, Sandoz filed a motion for summary judgment of invalidity based on indefiniteness, which was denied on September 7, 2010. A claim construction hearing was held on January 20, 2010. A trial date has not been scheduled. On December 10, 2009, Teva filed a separate complaint against Sandoz and Momenta alleging infringement of four "marker" non-Orange Book patents, the last of which expires in February 2020. On January 7, 2010, Sandoz moved to dismiss these claims, arguing that their alleged infringing acts were protected under statute and/or not ripe at the current time.

On October 16, 2009, after learning that Mylan Laboratories, Inc. had filed an ANDA containing Paragraph IV certifications with the FDA for a generic version of Copaxone®, Teva filed a complaint against Mylan and Natco Pharma Limited in the United States District Court for the Southern District of New York, alleging infringement of each of the seven Orange Book patents. Mylan and Natco's answers to the complaint also included declaratory judgment claims with respect to two non-Orange Book patents. No trial date has been scheduled. On September 21, 2010, Teva filed a separate complaint against Mylan and Natco alleging infringement of the four "marker" patents. The Sandoz/Momenta and Mylan cases have been consolidated for trial.

As described above, Copaxone®, Teva's leading innovative product, from which it derives substantial revenues and which contributes disproportionately to its profits, faces intense patent challenges. Although Teva believes that Copaxone® has strong patent protection, should its patents be successfully challenged or should there be a launch at risk, Teva may face intense generic competition for Copaxone®, which would adversely affect its results of operations.

Product Liability Matters

Barr and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy), and a much smaller number involve Cenestin® (an estrogen-containing product sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, approximately 5,500 cases have been dismissed, leaving approximately 510 pending. To date, Barr and Duramed products have been identified in 490 of those cases. Additional dismissals are expected. The vast majority of the claims are covered by insurance.

Teva and its subsidiary Pliva, Inc. have been named as defendants in over 400 product liability lawsuits brought against them and other manufacturers by plaintiffs claiming injuries from the use of metoclopramide (the generic form of Reglan®). Those claims include allegations of neurological disorders, including tardive dyskinesia, as a result of ingesting the product. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this syndrome increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a "black box" warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. The vast majority of the cases are in the very early stages, and it has not yet been determined how many plaintiffs actually used a Teva or Pliva product. Teva and Pliva expect to be dismissed from at least some of these cases where plaintiffs cannot demonstrate that they used either a Teva or Pliva product. Certain of these claims are currently covered by insurance.

Teva Parenteral Medicines, Inc. has been named as a defendant in almost 250 lawsuits in state court in Las Vegas, Nevada relating to its propofol product. The plaintiffs in these lawsuits claim that they were infected with the hepatitis C virus as a result of the re-use, by medical practitioners at a series of commonly owned endoscopy centers, of single-patient vials of propofol on more than one patient. Teva's propofol product states in its label that it is for single-patient use only and that aseptic techniques must be followed at all times when using the product. Teva is also named as a defendant in almost 100 other cases brought by plaintiffs who were also patients at these endoscopy centers, but who have not contracted the virus.

These plaintiffs allege a cause of action based on the fear of contracting an infectious disease. The first trial began on April 12, 2010, and on May 5, 2010, the jury returned a verdict in favor of plaintiffs for  $5.1 million in compensatory damages. On May 7, 2010, the jury awarded  $356 million in punitive damages against Teva and  $144 million in punitive damages against Baxter, the distributor of the product. Baxter is seeking indemnification from Teva for the damages awarded by the jury, but Teva believes that the indemnification agreement at issue does not extend to punitive damages. The Court ordered Teva to post a bond of approximately  $580 million (covering both Teva and Baxter's damages together with estimated post-judgment interest for three years) to stay execution of the judgment pending appeal, and Teva did so on August 18, 2010. Teva filed several post-trial motions, all of which were denied, and final judgment was entered on September 28, 2010. Teva believes that it has numerous grounds for reversal of the jury verdicts, which have been appealed to the Nevada Supreme Court. Teva does not believe that an award of damages in this matter is probable. Jury selection in another trial is scheduled to begin on November 8, 2010.

Competition Matters

In April 2006, Teva and its subsidiary Barr Laboratories were sued, along with Cephalon, Inc., Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case seeks unspecified monetary damages, attorneys' fees and costs. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers of the product, by an individual indirect purchaser of the product, certain retail chain pharmacies that purchased the product and by Apotex, Inc. The cases seek various forms of injunctive and monetary relief, including treble damages and attorneys' fees and costs. In February 2008, following an investigation of these matters, the Federal Trade Commission ("FTC") sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. The FTC's complaint does not name Teva or Barr as a defendant. On March 29, 2010, the Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. In November 2009, another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. Both of these cases have been transferred to the Eastern District of Pennsylvania.

Teva Pharmaceuticals USA, Inc. ("Teva USA") was named as a defendant, along with Biovail Corp. and Elan Corporation, plc, in several civil actions currently pending in the United States District Court for the District of Columbia. The cases allege generally that arrangements between Biovail and Elan relating to sales of nifedipine cc extended release tablets, in connection with which Teva USA acted as a distributor for Biovail, were unlawful under the federal antitrust laws. The challenged arrangements were previously the subject of a consent decree entered into by the FTC with Biovail and Elan, to which Teva USA was not a party. The complaints seek unspecified monetary damages, attorneys' fees and costs. Four of the cases were brought on behalf of alleged classes of persons who allegedly purchased nifedipine cc extended release tablets made by Elan or Biovail in the United States directly from Teva USA. Two cases that were brought individually by alleged direct purchasers were dismissed as to Teva USA pursuant to a settlement agreement between those purchasers and Teva USA. Teva has entered into a settlement agreement with the class plaintiffs for  $10 million, which was preliminarily approved by the court on July 7, 2010.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro® ) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. A prior investigation of this agreement by the Texas Attorney General's office on behalf of a group of state attorneys general was closed without further action in December 2001. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. In November 2007, the Second Circuit transferred the appeal involving the indirect purchaser plaintiffs to the Court of Appeals for the Federal Circuit, while retaining jurisdiction over the appeals of the direct purchaser plaintiffs. In October 2008, the Federal Circuit affirmed the grant of summary judgment in the defendants' favor on all claims by the indirect purchaser plaintiffs. The plaintiffs' petition for a panel rehearing and rehearing en banc was denied in December 2008. The plaintiffs filed a petition for certiorari to the United States Supreme Court, which was denied in June 2009. On April 29, 2010, the Second Circuit also affirmed the grant of summary judgment in the defendants' favor on all claims by the direct purchaser plaintiffs. On May 19, 2010, plaintiffs filed their petition for a rehearing en banc, which was denied on September 7, 2010. Plaintiffs' time to petition for certiorari to the United States Supreme Court has not yet expired. All but three of the state cases have been dismissed. Following an earlier stay of the California case, the California court granted defendants' summary judgment motions on August 21, 2009, and directed the entry of final judgment on September 24, 2009. Plaintiffs have appealed this decision. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva USA, Sicor Inc. ("Sicor"), IVAX, and Barr (collectively, the "Teva parties"), are defendants in a number of cases pending in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

In May 2008, the United States District Court for the District of Massachusetts unsealed a drug pricing action against several generic pharmaceutical companies, including various Teva parties. The action was filed by a private party pursuant to the federal False Claims Act, and it alleges, on behalf of the federal government, drug pricing claims arising from the federal government's contributions to the various state Medicaid programs. According to the complaint, the federal government declined to intervene in the litigation. In December 2009, the Teva parties reached an agreement in principle to settle this matter and the Florida and Texas matters mentioned below, as well as another previously unserved action in California (which Teva understands was dismissed without prejudice), and provision for the settlement was included in the financial statements for the fourth quarter of 2009. In July 2010, the Teva parties executed a settlement agreement with the plaintiffs, pursuant to which the pending actions were dismissed.

Additionally, a number of state attorneys general, approximately 47 counties in New York and the City of New York have also filed various actions relating to drug price reporting. The Teva parties (either collectively or individually) have been named in one or more actions in numerous states relating to reimbursements under Medicaid or other programs, including Alaska, Florida, Hawaii, Idaho, Illinois, Iowa, Kansas, Kentucky, Mississippi, Missouri, New York, Oklahoma, South Carolina, Texas, Utah and Wisconsin. In addition to the actions relating to their Medicaid programs, the states of Mississippi and South Carolina have brought actions in their state courts on behalf of their state health plans. The Teva parties reached a settlement in principle with counsel for the New York litigants and the state of Iowa, and entered into settlement agreements with the states of Hawaii, Alaska, Idaho and Kentucky. A provision for the cases, including the settlements, was included in the financial statements for the fourth quarter of 2009.

Class actions and other cases have been filed against over two dozen pharmaceutical manufacturers, including Sicor, regarding allegedly inflated reimbursements or payments under Medicare or certain insurance plans. These cases were consolidated under the federal multi-district litigation procedures and are currently pending in the United States District Court for the District of Massachusetts (the "MDL"). In March 2008, the "Track 2" defendants in the MDL, including Sicor, entered into a settlement agreement to resolve the MDL. The court granted preliminary approval of the amended MDL settlement in July 2008, and a hearing for final approval has been postponed for procedural reasons. A provision for these matters, including Sicor's share of the MDL settlement payment, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought under the Comprehensive Environmental Response, Compensation and Liability Act, commonly known as the Superfund law, or other national, federal, provincial or similar state and local laws imposing liability for compliance or regulatory matters or the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities and any related damages to natural resources. Teva has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's (or its predecessors') facilities or former facilities that may have adversely impacted a site.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, but the amounts have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, former site owners or operators. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties, in amounts not currently determinable, and require that corrective action measures be implemented.

Certain transactions (Tables)	9 Months Ended
Sep. 30, 2010
Pro Forma Information

	Nine months ended September 30,
	2010	2009
	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net sales	$12,978	$11,714

Net income attributable to Teva	$2,636	$1,554

Earnings per share:
Basic	$2.94	$1.79

Diluted	$2.90	$1.74

Merckle Ratiopharm Group [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

U.S. $
in millions
Current assets	$1,242
Investment and non-current assets	68
Property, plant and equipment	369
Identifiable intangible assets:
Existing product rights	1,544
Existing trade name	168
Research and development in-process	458
Goodwill	2,804

Total assets acquired	6,653

Current liabilities	863
Long-term liabilities, including deferred taxes	610

Total liabilities assumed	1,473

Net assets acquired	$5,180

Cost of investment—paid	$5,180

Issuance of senior notes (Tables)	9 Months Ended
Sep. 30, 2010
Issuance of senior notes
Schedule of Issuance of Senior Notes

Issuer	Annual interest rate	Principal amount issued	Due
	%	(U.S. $ in millions)
Teva Pharmaceutical Finance III, LLC	LIBOR plus 0.40	$500	December 2011

Teva Pharmaceutical Finance III, LLC *	1.5	$1,000	June 2012

Teva Pharmaceutical Finance II, B.V. *	3	$1,000	June 2015

*	In June 2010, the Company entered into two interest rate swap agreements with respect to its $1 billion principal amount of 1.50% senior notes due 2012 and to its $1 billion principal amount of 3.00% senior notes due 2015 (see note 11).

Inventories (Tables)	9 Months Ended
Sep. 30, 2010
Inventories
Calculation of inventory

	September 30, 2010	December 31, 2009
	U.S. $ in millions
	Unaudited	Audited
Raw and packaging materials	$1,199	$1,072
Products in process	591	522
Finished products	1,983	1,658

	3,773	3,252
Materials in transit and payments on account	89	80

	$3,862	$3,332

Convertible senior debentures (Tables)	9 Months Ended
Sep. 30, 2010
Convertible senior debentures
Schedule Of Convertible Senior Debentures

	Nine months ended September 30, 2010
	Principal amount converted	Number of shares converted into
	(U.S. $ in millions)	(In millions)
0.5% convertible senior debentures due 2024	$34	0.9
0.25% convertible senior debentures due 2024	56	1.7
0.25% convertible senior debentures due 2026	45	0.2

	$135	2.8

Schedule Of Convertible Senior Notes And Short-Term Debt

	Balance under convertible senior debentures—long term		Balance under convertible senior debentures—short term
	September 30, 2010	December 31, 2009	September 30, 2010	December 31, 2009
	U.S. $ in millions		U.S. $ in millions
	Unaudited	Audited	Unaudited	Audited
0.5% convertible senior debentures due 2024	$3	$37	$0	$0
0.25% convertible senior debentures due 2024	11	0	0	67
0.25% convertible senior debentures due 2026	0	0	530	575
1.75% convertible senior debentures due 2026	0	780	802	0

	$14	$817	$1,332	$642

Earnings per share (Tables)	9 Months Ended
Sep. 30, 2010
Earnings per share
Earnings Per Share

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009
	(in millions)
Net income attributable to Teva	$1,050	$649	$2,560	$1,621
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	11	10	33	1

Net income used for the computation of diluted earnings per share	$1,061	$659	$2,593	$1,622

Weighted average number of shares used in the computation of basic earnings per share	899	884	895	867
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	4	8	6	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	18	23	20	21

Weighted average number of shares used in the computation of diluted earnings per share	921	915	921	896

Comprehensive income (Tables)	9 Months Ended
Sep. 30, 2010
Comprehensive income
Comprehensive income

	Three months ended September 30,		Nine months ended September 30,
	U.S. $ in millions
	2010	2009	2010	2009
Net income	$1,052	$650	$2,566	$1,624
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(3)	4	26	(3)
Unrealized loss on derivative financial instruments	(85)	0	(78)	0
Realization and reclassification adjustment on available for sales securities, net of tax	2	(3)	(24)	(10)
Currency translation adjustment, net of tax	1,500	689	156	603

Total comprehensive income	2,466	1,340	2,646	2,214
Comprehensive loss (income) attributable to the non-controlling interests	2	(4)	(2)	(6)

Comprehensive income attributable to Teva	$2,468	$1,336	$2,644	$2,208

Entity-wide disclosures (Tables)	9 Months Ended
Sep. 30, 2010
Entity-wide disclosures
Entity-wide disclosure

	Three months ended		Nine months ended
	September 30,		September 30,
	U.S. $ in millions
	2010	2009	2010	2009
North America	$2,724	$2,228	$7,500	$6,261
Europe	1,001	830	2,624	2,346
International markets	525	492	1,579	1,490

	$4,250	$3,550	$11,703	$10,097

Fair value measurement (Tables)	9 Months Ended
Sep. 30, 2010
Fair value measurement
Financial items carried at fair value

	September 30, 2010 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$166	$0	$0	$166
Cash deposits and other	769	0	0	769
Marketable securities*:
Auction rate securities	0	0	68	68
Collateral debt obligations	11	0	1	12
Equity securities	103	0	0	103
Structured investment vehicles	0	83	0	83
Other	10	0	0	10
Derivatives **:
Liability derivatives—mainly options and forward contracts	0	(13)	0	(13)
Interest rate and cross-currency swaps (liabilities)	0	(143)	0	(143)
Interest rate swaps (assets)	0	62	0	62
Asset derivatives—mainly options and forward contracts	0	81	0	81

Total	$1,059	$70	$69	$1,198

	December 31, 2009 U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$512	$0	$0	$512
Cash deposits and other	1,483	0	0	1,483
Marketable securities*:
Auction rate securities	0	0	75	75
Collateral debt obligations	13	0	1	14
Equity securities	104	0	0	104
Structured investment vehicles	0	37	0	37
Other—mainly debt securities	240	0	0	240
Derivatives—net**	0	(11)	0	(11)

Total	$2,352	$26	$76	$2,454

Activity for financial assets estimated utilizing Level 3 inputs

	2010	2009
	U.S. $ in millions
Carrying value as of January 1	$76	$98
Amount realized	0	(8)
Net change to fair value:
Loss included in other comprehensive income (loss)	(7)	(25)

Carrying value as of September 30,	$69	$65

Legal settlements, acquisition and restructuring expenses and impairment (Tables)	9 Months Ended
Sep. 30, 2010
Legal settlements, acquisition and restructuring expenses and impairment
Legal settlements, acquisition and restructuring expenses and impairment

	Three months ended September 30,		Nine months ended September 30,
	U.S. $ in millions
	2010	2009	2010	2009
Legal settlements	$(1)	$13	$(7)	$55
Acquisition expenses	6	0	21	0
Restructuring expenses	21	47	34	69
Impairment of long-lived assets	27	37	30	39

Total	$53	$97	$78	$163

Certain transactions (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 USD ( $)	Dec. 31, 2009 EUR ( €)	Oct. 28, 2010 USD ( $)	Oct. 28, 2010 EUR ( €)	Aug. 10, 2010 USD ( $)	Apr. 01, 2008
Business acquisition, cost of acquired entity, purchase price						$ 5,200,000,000
Agreement to acquire Ratiopharm						1,500,000,000
Repayment of senior notes and credit lines, including credit agreements	500,000,000
Add-back of financial expenses from acquisition		102,000,000
Agreement to acquire Laboratoire Theramex, Euro					265,000,000
Agreement to acquire Laboratoire Theramex				367,000,000
Theramex revenues 2009			€ 94,000,000
Termination consideration							0.25

Certain transactions (Estimated fair values of the net assets acquired and liabilities assumed) (Details) (Merckle Ratiopharm Group [Member], USD $) In Millions	Aug. 10, 2010
Current assets	$ 1,242
Investment and non-current assets	68
Property, plant and equipment	369
Existing product rights	1,544
Existing trade name	168
Research and development in-process	458
Goodwill	2,804
Total assets acquired	6,653
Current liabilities	863
Long-term liabilities, including deferred taxes	610
Total liabilities assumed	1,473
Net assets acquired	5,180
Cost of investment - paid	$ 5,180

Certain transactions (Pro forma financial information) (Details) (USD $) In Millions, except Per Share data	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Certain transactions
Net sales	$ 12,978	$ 11,714
Net income attributable to Teva	$ 2,636	$ 1,554
Earnings per share-Basic	$ 2.94	$ 1.79
Earnings per share-Diluted	$ 2.9	$ 1.74

Issuance of senior notes (Details) (USD $)	Jun. 30, 2010
Senior notes	$ 2,500,000,000
Teva Pharmaceutical Finance III, LLC [Member]
Percent annual interest rate in addition to LIBOR	0.004
Principal amount issued	500,000,000
Due date	2011-12-01
Teva Pharmaceutical Finance III, LLC (Interest Rate Swap Agreements) [Member]
Annual interest rate	0.015
Principal amount issued	1,000,000,000
Due date	2012-06-01
Teva Pharmaceutical Finance II, B.V. [Member]
Annual interest rate	0.03
Principal amount issued	$ 1,000,000,000
Due date	2015-06-01

Inventories (Details) (USD $) In Millions	Sep. 30, 2010	Dec. 31, 2009
Inventories
Raw and packaging materials	$ 1,199	$ 1,072
Products in process	591	522
Finished products	1,983	1,658
Total inventory before inventory in transit	3,773	3,252
Materials in transit and payments on account	89	80
Inventories	$ 3,862	$ 3,332

Convertible senior debentures (Details) (USD $) In Millions	9 Months Ended
Sep. 30, 2010
Debt conversion instrument shares issued converted	2.8
Debt conversion instrument amount converted	$ 135
Convertible Senior Debentures Point Five Percent Due 2024 [Member]
Debt conversion instrument shares issued converted	0.9
Debt conversion instrument amount converted	34
Interest rate of senior debentures	0.005
Debt maturity date	2024
Convertible senior debentures Point Two Five Percent Due 2024 [Member]
Debt conversion instrument shares issued converted	1.7
Debt conversion instrument amount converted	56
Interest rate of senior debentures	0.0025
Debt maturity date	2024
Convertible Senior Debentures Point Two Five Percent Due 2026 [Member]
Debt conversion instrument shares issued converted	0.2
Debt conversion instrument amount converted	$ 45
Interest rate of senior debentures	0.0025
Debt maturity date	2026

Convertible senior debentures classified as short-term debt and long term (Details) (USD $) In Millions	Sep. 30, 2010	Dec. 31, 2009
Convertible Debt	$ 14	$ 817
Convertible Senior Debentures Reclassified To Short-Term Debt	1,332	642
Convertible Senior Debentures Point Five Percent Due 2024 [Member]
Convertible Debt	3	37
Convertible Senior Debentures Reclassified To Short-Term Debt	0	0
Debt maturity date	2024
Interest rate of senior debentures	0.005
Convertible senior debentures Point Two Five Percent Due 2024 [Member]
Convertible Debt	11	0
Convertible Senior Debentures Reclassified To Short-Term Debt	0	67
Debt maturity date	2024
Interest rate of senior debentures	0.0025
Convertible Senior Debentures Point Two Five Percent Due 2026 [Member]
Convertible Debt	0	0
Convertible Senior Debentures Reclassified To Short-Term Debt	530	575
Debt maturity date	2026
Interest rate of senior debentures	0.0025
Convertible Senior Debentures One Point Seven Five Percent Due 2026 [Member]
Convertible Debt	0	780
Convertible Senior Debentures Reclassified To Short-Term Debt	$ 802	$ 0
Debt maturity date	2026
Interest rate of senior debentures	0.0175

Earnings per share (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Earnings per share
Anti-dilutive securities excluded from computation of earnings per share, amount				16
Net income attributable to Teva	$ 1,050	$ 649	$ 2,560	$ 1,621
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	11	10	33	1
Net income used for the computation of diluted earnings per share	$ 1,061	$ 659	$ 2,593	$ 1,622
Weighted average number of shares used in the computation of basic earnings per share	899	884	895	867
Additional shares from the assumed exercise of employee stock options and unvested RSU's	4	8	6	8
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	18	23	20	21
Weighted average number of shares used in the computation of diluted earnings per share	921	915	921	896

Comprehensive income (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Comprehensive income
Net income	$ 1,052	$ 650	$ 2,566	$ 1,624
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(3)	4	26	(3)
Unrealized gain on derivative financial instruments	(85)	0	(78)	0
Realization and reclassification adjustment on available for sale securities, net of tax	2	(3)	(24)	(10)
Currency translation adjustment, net of tax	1,500	689	156	603
Total comprehensive income (loss)	2,466	1,340	2,646	2,214
Comprehensive loss (income) attributable to the non-controlling interests	2	(4)	(2)	(6)
Comprehensive income attributable to Teva	$ 2,468	$ 1,336	$ 2,644	$ 2,208

Entity-wide disclosures (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Entity-wide disclosures
North America	$ 2,724	$ 2,228	$ 7,500	$ 6,261
Europe	1,001	830	2,624	2,346
International markets	525	492	1,579	1,490
Net Sales	$ 4,250	$ 3,550	$ 11,703	$ 10,097

Fair value measurement (Details) (USD $) In Millions	9 Months Ended			12 Months Ended
	Sep. 30, 2010		Sep. 30, 2009	Dec. 31, 2009		Dec. 31, 2008
Total	$ 1,198			$ 2,454
Carrying value	69		65	76		98
Amount realized	0		(8)
Loss included in other comprehensive income (loss)	(7)		(25)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	4,496			2,150
Fair value of the interest rate swap agreements	62			10
Fair value derivatives assets	81			20
Fair value convertible senior debentures and derivatives liabilities	1,297			771
Fair value, option, credit risk, gains (losses) on assets	293			293
Money markets [Member]
Cash and cash equivalents	166			512
Money markets [Member] | Level 1 [Member]
Cash and cash equivalents	166			512
Money markets [Member] | Level 2 [Member]
Cash and cash equivalents	0			0
Money markets [Member] | Level 3 [Member]
Cash and cash equivalents	0			0
Cash deposits and other [Member]
Cash and cash equivalents	769			1,483
Cash deposits and other [Member] | Level 1 [Member]
Cash and cash equivalents	769			1,483
Cash deposits and other [Member] | Level 2 [Member]
Cash and cash equivalents	0			0
Cash deposits and other [Member] | Level 3 [Member]
Cash and cash equivalents	0			0
Auction rate securities [Member]
Marketable securities	68	[1]		75	[1]
Auction rate securities [Member] | Level 1 [Member]
Marketable securities	0	[1]		0	[1]
Auction rate securities [Member] | Level 2 [Member]
Marketable securities	0	[1]		0	[1]
Auction rate securities [Member] | Level 3 [Member]
Marketable securities	68	[1]		75	[1]
Collateral debt obligations [Member]
Marketable securities	12	[1]		14	[1]
Collateral debt obligations [Member] | Level 1 [Member]
Marketable securities	11	[1]		13	[1]
Collateral debt obligations [Member] | Level 2 [Member]
Marketable securities	0	[1]		0	[1]
Collateral debt obligations [Member] | Level 3 [Member]
Marketable securities	1	[1]		1	[1]
Equity securities [Member]
Marketable securities	103	[1]		104	[1]
Equity securities [Member] | Level 1 [Member]
Marketable securities	103	[1]		104	[1]
Equity securities [Member] | Level 2 [Member]
Marketable securities	0	[1]		0	[1]
Equity securities [Member] | Level 3 [Member]
Marketable securities	0	[1]		0	[1]
Structured investment vehicles [Member]
Marketable securities	83	[1]		37	[1]
Structured investment vehicles [Member] | Level 1 [Member]
Marketable securities	0	[1]		0	[1]
Structured investment vehicles [Member] | Level 2 [Member]
Marketable securities	83	[1]		37	[1]
Structured investment vehicles [Member] | Level 3 [Member]
Marketable securities	0	[1]		0	[1]
Other - mainly debt securities [Member]
Marketable securities	10	[1]		240	[1]
Other - mainly debt securities [Member] | Level 1 [Member]
Marketable securities	10	[1]		240	[1]
Other - mainly debt securities [Member] | Level 2 [Member]
Marketable securities	0	[1]		0	[1]
Other - mainly debt securities [Member] | Level 3 [Member]
Marketable securities	0	[1]		0	[1]
Liability Derivatives [Member]
Derivatives-net	(13)	[2]
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	[2]
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(13)	[2]
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	[2]
Interest Rate Swap [Member]
Derivatives-net	62	[2]
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	[2]
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	62	[2]
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	[2]
Cross Currency Interest Rate Contract [Member]
Derivatives-net	(143)	[2]
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0	[2]
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	(143)	[2]
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0	[2]
Asset Derivatives [Member]
Derivatives-net				(11)	[2]
Derivatives-net	81	[2]
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net				0	[2]
Derivatives-net	0	[2]
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net				(11)	[2]
Derivatives-net	81	[2]
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net				0	[2]
Derivatives-net	0	[2]
Level 1 [Member]
Total	1,059			2,352
Level 2 [Member]
Total	70			26
Level 3 [Member]
Total	$ 69			$ 76

[1]	Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.
[2]	Derivatives primarily represent foreign currency and option contracts and interest rate swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

Derivative instruments and hedging activities (Details)	3 Months Ended		9 Months Ended				3 Months Ended		3 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Sep. 30, 2010 EUR ( €)	Sep. 30, 2010 USD ( $)	Sep. 30, 2009 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 Teva Pharmaceutical Finance III, LLC (Interest Rate Swap Agreements) [Member] USD ( $)	Sep. 30, 2010 Teva Pharmaceutical Finance III, LLC (Interest Rate Swap Agreements) [Member]	Jun. 30, 2010 Teva Pharmaceutical Finance II, B.V. [Member] USD ( $)
Annual interest rate							0.015		0.03
Senior notes due date							2,012		2,015
Principal amount issued							$ 1,000,000,000		$ 1,000,000,000
Effective annual interest rate in addition to LIBOR								0.0041
Current fixed rate on Euro principal amount	0.0236			0.0236
Derivative transactions in relation of the ratiopharm acquisition			1,500,000,000
Euro denominated acquisition commitment			3,600,000,000
Loss on non qualifying hedge				102,000,000
Gain on non qualifying hedge	45,000,000
Interest rate and currency swap asset derivative	62,000,000			62,000,000		10,000,000
Foreign exchange contracts asset	81,000,000			81,000,000		20,000,000
Interest rate swap liability derivative	143,000,000			143,000,000		10,000,000
Foreign exchange contracts liability	13,000,000			13,000,000		31,000,000
Gain on foreign exchange contracts derivative	104,000,000	43,000,000
Loss on foreign exchange contracts derivative				14,000,000	27,000,000
Interest rate swap gain	$ 6,000,000			$ 14,000,000

Legal settlements, acquisition and restructuring expenses and impairment (Details) (USD $) In Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Legal settlements, acquisition and restructuring expenses and impairment
Legal settlements	$ (1)	$ 13	$ (7)	$ 55
Acquisition expenses	6	0	21	0
Restructuring expenses	21	47	34	69
Impairment of long-lived assets	27	37	30	39
Total	$ 53	$ 97	$ 78	$ 163

Contingencies (Details) (USD $)	0 Months Ended	12 Months Ended										9 Months Ended
	Jul. 07, 2010	Dec. 31, 2009	Sep. 30, 2007	May 31, 2007	Mar. 31, 2007	Dec. 31, 2006	Sep. 30, 2004	Aug. 18, 2010	May 07, 2010	May 05, 2010	Sep. 30, 2010 Barr and Duramed products [Member] Barr and Duramed [Member]	Sep. 30, 2010 Propofol [Member] Teva Parental Medicines, Inc. [Member]	Sep. 30, 2010 Barr and Duramed [Member]	Sep. 30, 2010 Pliva, Inc. [Member]
Approximate number of product liability cases													6,000
Approximate number of pending cases											490	250	510	400
Approximate number of cases that have been dismissed													5,500
Number of cases patients at endoscopy center did not contract virus												100
Annual sales of Neurontin							$ 2,700,000,000
Annual sales of Omnicef						860,000,000
Annual sales of Lotrel					1,400,000,000
Annual sales of Zyprexa				180,000,000
Annual sales of Protonix			2,500,000,000
Annual sales of Yaz		782,000,000
Compensatory damages propofol										5,100,000
Punitive damages propofol against Teva									356,000,000
Punitive damages against Baxter									144,000,000
Bond (covering both Teva and Baxter's damages)								580,000,000
Settlement agreement nifedipine	$ 10,000,000